Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 715,376	$ 211,513
Accounts receivable
Customers and agents, less allowances of $44,876 and $37,654, respectively	608,202	466,048
Roaming	20,130	23,865
Affiliated	253	994
Other, less allowances of $830 and $859, respectively	43,634	66,051
Inventory, net	149,307	267,068
Prepaid expenses	80,794	59,744
Net deferred income tax asset		93,058
Other current assets	53,946	90,834
Total current assets	1,671,642	1,279,175
Assets held for sale		107,055
Licenses	1,834,212	1,443,438
Goodwill	369,596	370,151
Investments in unconsolidated entities	363,383	283,014
Property, plant and equipment
In service and under construction	7,668,736	7,458,740
Less: Accumulated depreciation	5,019,803	4,730,523
Property, plant and equipment, net	2,648,933	2,728,217
Other assets and deferred charges	172,212	251,259
Total assets	7,059,978	6,462,309
Current liabilities
Current portion of long-term debt	11,313	46
Accounts payable
Affiliated	10,170	9,774
Trade	274,807	306,845
Customer deposits and deferred revenues	250,983	287,562
Accrued taxes	28,448	36,652
Accrued compensation	67,770	66,162
Other current liabilities	104,447	149,853
Total current liabilities	747,938	856,894
Liabilities held for sale		20,934
Deferred liabilities and credits
Net deferred income tax liability	820,731	859,867
Other deferred liabilities and credits	290,949	284,002
Long-term debt, net	$ 1,628,507	1,126,860
Commitments and contingencies
Noncontrolling interests with redemption features	$ 1,097	1,150
U.S. Cellular shareholders' equity
Series A Common and Common Shares	88,074	88,074
Additional paid-in capital	1,496,453	1,472,558
Treasury Shares, at cost	(156,535)	(169,139)
Retained earnings	2,132,521	1,910,498
Total U.S. Cellular shareholders' equity	3,560,513	3,301,991
Noncontrolling interests	10,243	10,611
Total equity	3,570,756	3,312,602
Total liabilities and equity	$ 7,059,978	$ 6,462,309